27. Other Operating Income, Net	12 Months Ended
Dec. 31, 2017
Other Operating Income Net
Other Operating Income, Net

	2017	2016	2015

Commercial partnerships (1)	52,731	59,761	50,763
Merchandising (2)	53,870	38,851	29,158
Loyalty program (3)	26,419	19,411	22,455
Ultracargo – fire accident in Santos (4)	(39,080)	76,443	(92,192)
Reversal of provision – ICMS from PIS and COFINS tax bases (see Note 20.a.1.2)	49,152	-	-
TCC – Cia. Ultragaz e Bahiana (5)	(85,819)	-	-
Compensation of undue use of Ultratecno brand	-	-	16,000
Adjustment of working capital and net debt – Extrafarma acquisition (6)	-	-	13,784
Others	2,087	4,506	10,616

Other operating income, net	59,360	198,972	50,584

(1) Refers to contracts with service providers and suppliers which establish trade agreements for convenience stores and gas stations.

(2) Refers to contracts with suppliers of convenience stores, which establish, among other agreements, promotional campaigns.

(3) Refers to sales of “Km de Vantagens” to partners of the loyalty program. Revenue is recognized at the time that the partners transfer the points to their customers.

(4) For more information about the fire accident in Ultracargo, see Note 33.

(5) For more information about the Cessation Commitment Agreement of the subsidiaries Cia. Ultragaz and Bahiana, see Notes 20.b.2.2 and 28.

(6) For further information on Extrafarma’s acquisition, see Note 3.a. to the financial statements of the Company filed on February 17, 2016.